New Accounting Pronouncements - Narrative (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASU 2017-07
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net pension income upon adoption of accounting standard		$ 46	$ 45	$ 29
Accounting Standards Update 2014-09 | Scenario Forecast
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Decrease to accumulated deficit upon adoption of accounting standard	$ 12
Decrease to accumulated deficit net of tax upon adoption of accounting standard	$ 9